United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated InterContinental Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—96.2%
		Brazil—8.3%
372,000		Banco Do Brasil SA	$4,288,290
250,000		BM&F Bovespa SA	1,323,957
122,000		CIELO SA	3,606,690
107,000		Companhia de Bebidas das Americas (AmBev), ADR	4,024,270
116,250		Companhia Energetica de Minas Gerais, ADR	1,976,250
97,000		Embraer - Empresa Brasileira de Aeronautica SA, ADR	2,614,150
140,000		Itau Unibanco Holding SA, ADR	2,213,400
320,000		Marcopolo SA, Preference	1,793,980
160,000		Petroleo Brasileiro SA, ADR	3,292,800
150,000		Porto Seguro SA	1,384,797
277,000		Raia Drogasil SA	2,952,993
300,000		Randon Participacoes SA, Preference	1,566,580
82,000		Tim Participacoes SA, ADR	1,599,820
187,000		Tractebel Energia SA	3,110,065
461,000		Vale SA, ADR	7,431,320
		TOTAL	43,179,362
		China—8.5%
4,400,000		Air China	2,654,323
15,000	[1]	Baidu.com, Inc., ADR	1,671,600
5,000,000		Bank of China Ltd.	1,822,846
4,000,000		Beijing Datang Power, Class H	1,342,679
4,400,000		Bosideng International Holdings Ltd.	1,219,394
152,832		Burberry Group PLC	3,275,719
50,000		China Mobile Ltd., ADR	2,684,500
1,300,000		China Overseas Land & Investment	2,944,301
14,000		CNOOC Ltd., ADR	2,651,600
1,500,000		Dongfeng Motor Corp.	1,954,246
1,100,000		Golden Eagle Retail Group Ltd.	2,022,808
900,000		Great Wall Motor Company Ltd.	2,043,120
1,142,299		HSBC Holdings PLC	9,950,961
23,500		PetroChina Co. Ltd., ADR	2,827,050
450,000		Prada Holding SpA	3,481,316
70,000		Tencent Holdings Ltd.	2,146,219
		TOTAL	44,692,682
		Denmark—6.8%
60,000		Carlsberg A/S, Class B	5,185,779
98,020		Chr. Hansen Holding	2,921,079
500		A.P. Moller Maersk A/S	3,260,218
160,000	[1]	Danske Bank A/S	2,773,313
152,000		DSV, De Sammensluttede Vognmad AS	3,300,609
280,000		GN Store Nord A/S	3,781,063
350,000		Nordea Bank AB	3,225,686
58,000		Novo Nordisk A/S, ADR	9,112,380
24,200		Rockwool International A/S	2,140,839
		TOTAL	35,700,966

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—1.2%
90,000		ArcelorMittal	$1,341,401
45,000		BNP Paribas SA	1,946,044
35,000		Renault SA	1,630,607
60,000		Societe Generale, Paris	1,580,207
		TOTAL	6,498,259
		Germany—15.9%
85,600		Allianz SE	9,396,071
114,000		BASF SE	8,847,241
25,000		Bayer AG	1,939,057
71,000		Bayerische Motoren Werke AG	5,137,129
40,500		Continental AG	4,020,048
211,500		Daimler AG	10,355,040
215,000		Deutsche Telekom AG, Class REG	2,562,747
127,500		Deutsche Wohnen AG	2,153,557
15,437		Fresenius SE & Co KGaA	1,645,298
88,000		Hannover Rueckversicherung AG	5,373,064
42,000		Leoni AG	1,570,967
56,900		Muenchener Rueckversicherungs-Gesellschaft AG	8,423,588
46,000		RWE AG	1,925,821
183,100		Siemens AG	17,360,828
73,000	[2]	Suedzucker AG	2,445,971
		TOTAL	83,156,427
		Italy—0.3%
1,100,000	[2]	Intesa Sanpaolo SpA	1,720,952
		Japan—19.9%
100,000		Aisin Seiki Co.	3,203,741
1,485,000		Asahi Kasei Corp.	7,762,340
55,000		Astellas Pharma, Inc.	2,690,276
35,000		Autobacs Seven Co. Ltd.	1,655,282
125,000		Chugai Pharmaceutical Co. Ltd.	2,494,707
317,000		Daiichi Sankyo Co. Ltd.	5,236,127
100,000		Daiwa House Industry Co. Ltd.	1,396,936
750,000		Hitachi Ltd.	4,332,047
500		Inpex Corp.	2,857,870
228,600		Japan Tobacco, Inc.	6,903,008
780,000		Kaneka Corp.	3,873,211
190		KDDI Corp.	1,361,556
110,000		Kirin Brewery Co. Ltd.	1,375,453
200,000		Kuraray Co. Ltd.	2,318,178
60,600		Miraca Holdings, Inc.	2,717,836
670,000		Mitsubishi Chemical Holdings Corp.	2,609,151
752,000		Mitsubishi UFJ Financial Group, Inc.	3,446,703
72,000		Murata Manufacturing Co. Ltd.	3,573,591
52,000		Nidec Corp.	4,111,547
14,000		Nitori Holdings Co., Ltd.	1,403,837
103,000		Nitto Denko Corp.	4,789,181
2,400		NTT DoCoMo, Inc.	4,091,904
19,900		Shimamura Co. Ltd.	2,364,396
365,000		Shionogi and Co.	5,262,154

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
375,000		Shiseido Co., Ltd.	$5,354,761
470,000		Sumitomo Electric Industries	5,323,404
65,000		Sumitomo Mitsui Financial Group, Inc.	2,020,938
620,000		Taiyo Nippon Sanso Corp.	3,107,844
96,000		Takeda Pharmaceutical Co. Ltd.	4,508,620
360,000		Tokyo Gas Co.	1,988,980
		TOTAL	104,135,579
		Mexico—9.8%
305,000		Alfa, SA de CV, Class A	4,888,297
395,500		America Movil SAB de CV, Class L, ADR	10,120,845
101,000		Fomento Economico Mexicano, SA de CV, ADR	8,534,500
29,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,511,002
1,402,100		Grupo Financiero Banorte SA de CV	7,138,033
90,200		Grupo Televisa SA, GDR	2,072,796
124,000		Industrias Penoles SA	5,073,991
1,906,940		Nuevo Grupo Mexico SA, Class B	5,688,845
2,020,000		Wal-Mart de Mexico SAB de CV	5,400,415
		TOTAL	51,428,724
		Norway—12.5%
646,277		DnB Bank ASA	7,424,880
151,098		Fred Olsen Energy ASA	6,412,550
188,000	[1]	Seadrill Ltd.	7,728,882
160,442		Songa Offshore ASA	369,461
645,943		Statoil ASA	16,581,891
235,390		Subsea 7 SA	5,408,297
161,100		Telenor ASA	2,943,506
168,658		TGS Nopec Geophysical Co. ASA	4,927,615
274,500		Yara International ASA	13,429,501
		TOTAL	65,226,583
		South Korea—11.4%
38,000		Celltrion Inc.	1,011,996
6,700		Hyundai Heavy	1,380,855
56,000		Hyundai Motor Co.	11,926,918
156,000		Kia Motors Corp.	10,231,620
19,000		Mando Corp.	2,705,495
15,550		Samsung Electronics Co.	16,984,931
115,000		Samsung Heavy Industries	3,791,917
30,600		Samsung SDI Co. Ltd.	3,875,625
30,000		Samsung Techwin Co., Ltd.	1,895,746
21,600		SK Innovation Co. Ltd.	3,135,404
73,700		Woongjin Coway Co. Ltd.	2,558,802
		TOTAL	59,499,309
		Spain—0.5%
227,000		Banco Santander, SA	1,611,071
300,000		Iberdrola SA	1,186,668
		TOTAL	2,797,739
		United Kingdom—1.1%
950,000		Kingfisher PLC	4,161,134

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
50,000		Shire Ltd.	$1,510,478
		TOTAL	5,671,612
		TOTAL COMMON STOCKS (IDENTIFIED COST $450,238,666)	503,708,194
		U.S. TREASURY—0.2%
$800,000	[3,4]	United States Treasury Bill, 0.10%, 11/23/2012	799,835
100,000	[3]	United States Treasury Bill, 0.10%, 11/29/2012	99,979
		TOTAL U.S. TREASURY (IDENTIFIED COST $899,781)	899,814
		MUTUAL FUND—3.2%
16,859,636	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	16,859,636
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $467,998,083)[7]	521,467,644
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	1,922,503
		TOTAL NET ASSETS—100%	$523,390,147
At August 31, 2012, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1DAX Index Long Futures	4	$876,623	September 2012	$104,532
The average notional value of futures contracts held by the Fund throughout the period was $2,296,604. This is based on amounts held as of each month-end throughout the period.

At August 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/6/2012	288,189,700 INR	$5,116,096	$5,174,459	$58,363
9/10/2012	10,291,293 TRY	$5,486,348	$5,648,982	$162,634
9/13/2012	5,614,000 GBP	$8,697,882	$8,913,794	$215,912
9/13/2012	17,193,790 GBP	$26,646,936	$27,299,949	$653,013
9/13/2012	9,734,000 GBP	$15,095,760	$15,455,447	$359,687
9/13/2012	23,449,670 CAD	$22,765,564	$23,782,283	$1,016,719
10/24/2012	8,830,215 EUR	$10,976,840	$11,113,451	$136,611
11/5/2012	74,635,491 SEK	$10,986,602	$11,241,421	$254,819
11/28/2012	15,976,025 AUD	$16,549,564	$16,371,610	$(177,954)
11/28/2012	13,737,300 NZD	$11,048,910	$10,970,363	$(78,547)
12/4/2012	288,189,700 INR	$5,094,391	$5,083,413	$(10,978)
12/7/2012	10,291,293 TRY	$5,549,363	$5,575,910	$26,547
Contracts Sold:
9/4/2012	18,523,447 HKD	$2,388,089	$2,388,289	$(200)
9/4/2012	2,400,800 NOK	$411,953	$414,202	$(2,249)
9/4/2012	1,496,404 NOK	$256,832	$258,208	$(1,376)
9/5/2012	2,516,174 NOK	$433,769	$434,171	$(402)
9/6/2012	288,189,700 INR	$5,179,542	$5,174,460	$5,082
9/10/2012	421,232,280 JPY	$5,366,017	$5,380,472	$(14,455)
9/10/2012	2,046,769,051 JPY	$25,920,937	$26,143,731	$(222,794)
9/10/2012	958,900,700 JPY	$12,074,554	$12,248,202	$(173,648)
9/10/2012	10,291,293 TRY	$5,621,200	$5,648,983	$(27,783)
10/24/2012	25,175,000 EUR	$30,653,583	$31,684,522	$(1,030,939)
11/5/2012	46,707,236 SEK	$6,943,091	$7,034,933	$(91,842)
11/5/2012	27,928,255 SEK	$4,148,129	$4,206,488	$(58,359)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$997,861
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,993,668 and $3,652,541, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$582,839	$616,345
3	Discount rate at the time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-Day net yield.
7	At August 31, 2012, the cost of investments for federal tax purposes was $467,998,083. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $53,469,561. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,247,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,778,030.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$93,527,864[1]	$410,180,330	$—	$503,708,194
Debt Securities:
U.S. Treasury	—	899,814	—	899,814
Mutual Fund	16,859,636	—	—	16,859,636
TOTAL SECURITIES	$110,387,500	$411,080,144	$—	$521,467,644
OTHER FINANCIAL INSTRUMENTS[2]	$104,532	$997,861	$—	$1,102,393
1	Includes $33,111,869 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. These transfers represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollars
EUR	—Euro
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
HKD	—Hong Kong Dollar
INR	—Indian Rupee
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
TRY	—Turkish Lira
7
Federated International Strategic Value Dividend Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.8%
	Banks—9.8%
109,500	Australia & New Zealand Banking Group, Melbourne	$$2,817,243
75,100	Bank of Montreal	4,389,817
49,200	Canadian Imperial Bank of Commerce	3,804,733
133,000	National Australia Bank Ltd., Melbourne	3,475,594
44,000	Royal Bank of Canada, Montreal	2,462,572
86,000	Westpac Banking Corp. Ltd., Sydney	2,207,401
	TOTAL	19,157,360
	Energy—12.9%
775,000	BP PLC	5,422,296
149,000	Crescent Point Energy Corp.	6,195,800
263,600	ENI SpA	5,828,159
105,205	Statoil ASA	2,700,700
101,612	Total SA	5,063,353
	TOTAL	25,210,308
	Food & Staples Retailing—4.6%
1,057,000	Tesco PLC	5,650,621
106,600	Woolworth's Ltd.	3,267,088
	TOTAL	8,917,709
	Food Beverage & Tobacco—9.8%
97,115	British American Tobacco PLC	5,084,275
130,655	Imperial Tobacco Group PLC	5,089,528
66,700	Nestle SA	4,144,490
132,149	Unilever PLC	4,752,096
	TOTAL	19,070,389
	Health Care Equipment & Services—1.9%
264,060	Sonic Healthcare Ltd.	3,661,934
	Household & Personal Products—1.9%
1,778,000	Kimberly-Clark de Mexico	3,634,425
	Insurance—4.0%
17,975	Muenchener Rueckversicherungs-Gesellschaft AG	2,661,054
2,813,700	Royal & Sun Alliance Insurance Group PLC	5,089,798
	TOTAL	7,750,852
	Media—2.1%
198,200	Shaw Communications, Inc., Class B	4,053,474
	Pharmaceuticals Biotechnology & Life Sciences—18.3%
118,527	AstraZeneca PLC	5,520,437
87,000	Eisai Co. Ltd.	3,975,769
246,643	GlaxoSmithKline PLC	5,576,928
105,600	Novartis AG	6,219,280
24,700	Roche Holding AG	4,493,771
55,653	Sanofi—Aventis	4,545,488
115,600	Takeda Pharmaceutical Co. Ltd.	5,429,131
	TOTAL	35,760,804
	Telecommunication Services—21.5%
531,502	Deutsche Telekom AG, Class REG	6,335,373
1,420	NTT DOCOMO, INC.	2,421,043
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
145,000		Rogers Communications, Inc., Class B	$5,850,013
2,014,385		Singapore Telecom Ltd.	5,482,307
11,870		Swisscom AG	4,764,792
256,950		Telef Brasil, ADR	5,491,021
1,503,515		Telstra Corp. Ltd.	5,991,563
1,960,000		Vodafone Group PLC	5,650,402
		TOTAL	41,986,514
		Utilities—11.0%
223,500		CPFL Energia SA, ADR	4,689,030
366,167		National Grid PLC	3,970,878
303,700		Scottish & Southern Energy PLC	6,598,351
556,770		United Utilities Group PLC	6,269,358
		TOTAL	21,527,617
		TOTAL COMMON STOCKS (IDENTIFIED COST $181,815,769)	190,731,386
		MUTUAL FUND—1.4%
2,757,255	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	2,757,255
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $184,573,024)[3]	193,488,641
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	1,626,812
		TOTAL NET ASSETS—100%	$195,115,453
1	Affiliated holding.
2	7-Day net yield.
3	At August 31, 2012, the cost of investments for federal tax purposes was $184,573,024. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $8,915,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,380,648 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,465,031.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price valuations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
2

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$40,570,885[1]	$150,160,501	$—	$190,731,386
Mutual Fund	2,757,255	—	—	2,757,255
TOTAL SECURITIES	$43,328,140	$150,160,501	$—	$193,488,641
1	Includes $1,613,509 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. This transfer represents the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Global Equity Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.7%
		Brazil—5.0%
6,000		Banco Do Brasil SA	$69,166
2,660		CIELO SA	78,638
1,800		Companhia de Bebidas das Americas (AmBev), ADR	67,698
4,500		Companhia Energetica de Minas Gerais, ADR	76,500
3,400		Itau Unibanco Holding SA, ADR	53,754
3,200		Petroleo Brasileiro SA, ADR	65,856
4,000		Raia Drogasil SA	42,642
1,200		Tim Participacoes S.A., ADR	23,412
4,000		Vale SA, ADR	64,480
		TOTAL	542,146
		China—4.6%
84,000		Air China	50,674
300	[1]	Baidu.com, Inc., ADR	33,432
130,000		Bank of China Ltd.	47,394
400		China Mobile Ltd., ADR	21,476
18,000		China Overseas Land & Investment	40,767
360		CNOOC Ltd., ADR	68,184
30,000		Dongfeng Motor Corp.	39,085
21,000		Golden Eagle Retail Group Ltd.	38,617
8,800		Prada Holding SpA	68,079
400		PetroChina Co. Ltd., ADR	48,120
1,500		Tencent Holdings Ltd.	45,990
		TOTAL	501,818
		Denmark—2.3%
1,300		Chr.Hansen Holding	38,741
5		A.P. Moller-Maersk A/S	32,602
2,400	[1]	Danske Bank A/S	41,600
2,800		GN Store Nord AS	37,811
400		Novo Nordisk A/S, ADR	62,844
350		Rockwool International A/S	30,962
		TOTAL	244,560
		France—1.0%
900		BNP Paribas SA	38,921
700		Renault S.A.	32,612
1,300		Societe Generale, Paris	34,238
		TOTAL	105,771
		Germany—8.8%
1,300		Allianz SE	142,697
1,500		BASF SE	116,411
700		Bayerische Motoren Werke AG	50,648
700		Continental AG	69,482
2,100		Daimler AG	102,816
3,000		Deutsche Telekom AG, Class REG	35,759
550		Fresenius SE & Co KGaA	58,620
600		Hannover Rueckversicherung AG	36,635
700		Muenchener Rueckversicherungs-Gesellschaft AG	103,630
1

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Germany—continued
1,800	Siemens AG	$170,669
1,600	Suedzucker AG	53,610
	TOTAL	940,977
	Italy—0.3%
17,500	Intesa Sanpaolo SpA	27,379
	Japan—3.6%
12,000	Asahi Kasei Corp.	62,726
2,500	Chugai Pharmaceutical Co. Ltd.	49,894
3,200	Daiichi Sankyo Co. Ltd.	52,857
11,000	Kaneka Corp.	54,622
11,000	Mitsubishi Chemical Holdings Corp.	42,837
6,400	Sumitomo Electric Industries	72,489
1,200	Takeda Pharmaceutical Co. Ltd.	56,358
	TOTAL	391,783
	Mexico—7.3%
3,500	Alfa, S.A. de C.V., Class A	56,095
6,000	America Movil S.A.B. de C.V., Class L, ADR	153,540
2,000	Fomento Economico Mexicano, SA de C.V., ADR	169,000
27,100	Grupo Financiero Banorte S.A. de C.V.	137,965
1,700	Grupo Televisa S.A., GDR	39,066
1,250	Industrias Penoles S.A.	51,149
42,107	Nuevo Grupo Mexico SA, Class B	125,615
19,100	Wal-Mart de Mexico SAB de CV	51,064
	TOTAL	783,494
	Norway—8.1%
9,200	DnB NOR Bank ASA	105,696
2,400	Fred Olsen Energy ASA	101,855
4,200	Seadrill Ltd.	172,667
7,600	Statoil ASA	195,098
3,400	Subsea 7 SA	78,118
3,800	Telenor ASA	69,431
3,100	Yara International ASA	151,663
	TOTAL	874,528
	South Korea—7.4%
150	Hyundai Heavy	30,915
750	Hyundai Motor Co.	159,735
2,200	Kia Motors Corp.	144,292
280	Samsung Electronics Co.	305,838
1,400	Samsung Heavy Industries	46,162
380	Samsung SDI Co. Ltd.	48,129
400	SK Innovation Co. Ltd.	58,063
	TOTAL	793,134
	Spain—0.3%
5,000	Banco Santander, SA	35,486
	United States—48.0%
2,050	Accenture PLC	126,280
6,700	Activision Blizzard, Inc.	78,792
9,000	AES Corp.	102,510
500	Apple, Inc.	332,620
2,500	Automatic Data Processing, Inc.	145,200
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
6,000		Bank of America Corp.	$47,940
1,700	[1]	BMC Software, Inc.	70,380
5,500		CenterPoint Energy, Inc.	112,145
13,900		Cisco Systems, Inc.	265,212
1,700		Citigroup, Inc.	50,507
900		Coach, Inc.	52,317
1,000		Diamond Offshore Drilling, Inc.	67,020
6,900		Discover Financial Services	267,237
5,400	[1]	DISH Network Corp., Class A	172,746
1,200		Exxon Mobil Corp.	104,760
3,700	[1]	Forest Laboratories, Inc., Class A	128,353
10,400		General Electric Co.	215,384
900	[1]	Gilead Sciences, Inc.	51,921
2,000		HollyFrontier Corp.	80,580
300		IBM Corp.	58,455
3,000		KBR, Inc.	81,270
6,400		Kroger Co.	142,592
1,000	[1]	Lululemon Athletica Inc.	65,190
5,000	[1]	MetroPCS Communications, Inc.	48,650
8,000		Microsoft Corp.	246,560
2,300	[1]	Mylan Laboratories, Inc.	54,211
1,100		Nike, Inc., Class B	107,096
3,800		Oracle Corp.	120,270
9,200		Pfizer, Inc.	219,512
6,500	[1]	Qlogic Corp.	79,105
2,300		Scripps Networks Interactive	135,930
6,700		TD Ameritrade Holding Corp.	114,637
1,950		TE Connectivity Ltd.	68,581
1,400		TJX Cos., Inc.	64,106
1,255		United Technologies Corp.	100,212
3,800		Valero Energy Corp.	118,788
2,000		Verizon Communications, Inc.	85,880
4,600		Viacom, Inc., Class B	230,046
3,400		Wal-Mart Stores, Inc.	246,840
600	[1]	Waters Corp.	48,114
2,600	[1]	Western Digital Corp.	108,732
5,200		Western Union Co.	91,572
600		Whole Foods Market, Inc.	58,050
		TOTAL	5,166,303
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,834,683)	10,407,379
		MUTUAL FUND—3.2%
345,318	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	345,318
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $10,180,001)[4]	10,752,697
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	5,151
		TOTAL NET ASSETS—100%	$10,757,848
3

At August 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/6/2012	5,310,200 INR	$94,270	$95,345	$1,075
9/10/2012	180,549 TRY	$96,252	$99,105	$2,853
9/13/2012	116,000 GBP	$179,721	$184,182	$4,461
9/13/2012	323,175 GBP	$500,857	$513,131	$12,274
9/13/2012	166,000 GBP	$257,437	$263,571	$6,134
9/13/2012	234,440 CAD	$227,600	$237,765	$10,165
10/24/2012	179,000 EUR	$222,515	$225,284	$2,769
11/5/2012	1,528,850 SEK	$225,052	$230,272	$5,220
11/28/2012	320,975 AUD	$332,498	$328,923	$(3,575)
11/28/2012	262,700 NZD	$211,290	$209,788	$(1,502)
12/4/2012	6,000,000 INR	$106,063	$105,834	$(229)
12/7/2012	180,549 TRY	$97,357	$97,823	$466
Contracts Sold:
9/6/2012	5,310,200 INR	$95,439	$95,345	$94
9/10/2012	52,566,849 JPY	$665,723	$671,445	$(5,722)
11/5/2012	572,089 SEK	$84,971	$86,166	$(1,195)
9/10/2012	180,549 TRY	$98,618	$99,105	$(487)
10/24/2012	500,000 EUR	$608,810	$629,285	$(20,475)
11/5/2012	956,761 SEK	$142,223	$144,105	$(1,882)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$10,444
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $30,052 and $47,899, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2012, the cost of investments for federal tax purposes was $10,180,001. The net unrealized appreciation from investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $572,696. This consists of net unrealized appreciation of investments for those securities having an excess of value over cost of $1,220,785 and net unrealized depreciation from investments for those securities having an excess of cost over value of $648,089.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restriction on disposition, the moment of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
4

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$4,906,252	$—	$—	$4,906,252
International	1,629,301	3,871,826	—	5,501,127
Mutual Fund	345,318	—	—	345,318
TOTAL SECURITIES	$6,880,871	$3,871,826	$—	$10,752,697
OTHER FINANCIAL INSTRUMENTS*	$—	$10,444	$—	$10,444
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollars
EUR	—Euro
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
NZD	—New Zealand Dollar
SEK	—Swedish Krona
TRY	—Turkish Lira
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012